Assets and liabilities held for sale - Summary of major classes of assets and liabilities classified as held for sale (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Intangible assets	$ 2,637	$ 2,779	$ 3,119
Property, plant and equipment	56,307	56,361	62,093
Investments in equity accounted units	3,971	4,299
Deferred tax assets	3,102	3,137	$ 3,137
Cash and cash equivalents	8,027	10,773
Liabilities
Liabilities of disposal groups held for sale	0	(294)
Net assets	$ 45,242	49,823
Assets and liabilities classified as held for sale [Member]
Assets
Intangible assets		4
Property, plant and equipment		238
Investments in equity accounted units		5
Inventories		186
Deferred tax assets		66
Trade and other receivables		58
Other financial assets (including loans to equity accounted units)		60
Cash and cash equivalents		117
Assets of disposal groups held for sale		734
Liabilities
Trade and other payables		(134)
Provisions including post-retirement benefits		(160)
Liabilities of disposal groups held for sale		(294)
Net assets		$ 440